Production costs by nature	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Production costs by nature	Production costs by nature

	2021	2020
	$	$

Raw materials and consumables	408,219	310,067
Salaries and employee benefits	120,690	112,124
Contractors	32,926	37,183
Equipment rental	3,752	10,266
Other	37,207	26,929
Change in inventories	(15,986)	(5,707)
Capitalized to mining interests	(93,419)	(82,997)
	493,389	407,865

Salaries and employee benefits expense included in general and administrative costs were $28 million for the year ended December 31, 2021 (2020 - $28 million).